                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Greenville Capital Management
Address: P.O. Box 220
         100 S. Rockland Falls Road
         Rockland, DE  19732

Form 13F File Number: 28-3476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Rugen
Title:  Trader
Phone:  302-429-9799

Signature, Place, and Date of Signing:


 /s/ Jeff Rugen                   Rockland, DE                   7/18/06
---------------------------  ---------------------------  --------------------
   [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            --
                                        -------------
Form 13F Information Table Entry Total:       60
                                        -------------

Form 13F Information Table Value        $ 162,877,568
                                        -------------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No.             Form 13F File Number        Name
                     28-
      -----             ------------------        -------------------------

[Repeat as necessary.]
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                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT                     June 30, 2006

COMMON STOCK                                         CUSIP                        VALUE                   QUANTITY        DISCRETION

AirTran Holdings, Inc.                              00949P108                    1,739,511                 117,060             X
Allion Healthcare, Inc                              019615103                    3,309,508                 380,841             X
Amerisafe, Inc                                      03071H100                    2,222,766                 178,679             X
American Safety Insurance                           G02995101                    1,591,837                  96,475             X
Argonaut Group, Inc.                                040157109                    3,755,570                 125,019             X
Builders Firstsource, Inc.                          12008R107                    3,608,097                 177,215             X
Celadon Group, Inc                                  150838100                    4,468,455                 202,743             X
Coherent, Inc.                                      192479103                    3,504,439                 103,866             X
Comstock Home Building Co, Inc                      205684103                      858,284                 135,590             X
Conn's, Inc.                                        208242107                    3,959,534                 149,135             X
Connetics Corporation                               208192104                    2,644,118                 224,840             X
Cosi, Inc.                                          22122P101                    1,790,109                 287,337             X
Cybersource, Corp                                   23251J106                    4,967,141                 424,542             X
DealerTrack Holdings, Inc                           242309102                    2,483,837                 112,340             X
Emergency Medical Services Corp.                    29100P102                    2,330,449                 180,655             X
Equity Inns                                         294703103                    3,251,390                 196,340             X
EscoTechnologies, Inc.                              296315104                    3,484,993                  65,201             X
Essex Corp.                                         296744105                    3,080,100                 167,215             X
Gulfport Energy                                     402635304                    2,802,835                 253,880             X
HMS Holdings Corporation                            40425J101                    2,392,168                 223,150             X
Harbin Electric                                     41145W109                    2,216,500                 201,500             X
Hercules Offshore, Inc.                             427093109                    2,051,175                  58,605             X
Hollywood Media Corp.                               436233100                    1,357,647                 355,405             X
Home Bancshares, Inc.                               436893200                      385,900                  17,000             X
Hub International, Ltd.                             44332P101                    2,478,941                  94,580             X
Hypercom Corporation                                44913M105                    2,710,050                 289,845             X
I.D. Systems, Inc                                   449489103                    1,370,795                  77,315             X
IXYS Corporation                                     4600w106                    2,686,224                 279,815             X
International Display Works, Inc.                   459412102                    1,509,861                 290,358             X
LTX Corp.                                           502392103                    3,151,822                 449,618             X
MICROS Systems, Inc.                                594901100                    2,854,095                  65,341             X
MapInfo Corp.                                       565105103                    1,607,173                 123,155             X
Marten Transport, Ltd.                              573075108                    5,042,332                 231,938             X
Matrixx Initiatives, Inc.                           57685L105                    1,572,245                 101,044             X
McCormick & Schmick's Seafood Restaurant            579793100                    1,617,805                  67,975             X
Merit Medical Systems                               589889104                    3,956,495                 287,536             X
NMS Communications Corporation                      629248105                      882,610                 243,815             X
Navarre Corporation                                 639208107                    1,486,779                 298,550             X
OmniVision Technologies, Inc.                       682128103                    4,364,342                 206,645             X
Orange 21 Inc.                                      685317109                    1,653,585                 287,580             X
Par Tech Corp                                       698884103                    2,859,292                 223,907             X
Perficient Inc.                                     71375U101                    2,634,905                 213,180             X
Power-One, Inc.                                     739308104                    3,676,860                 557,100             X
Presstek, Inc                                       741113104                    3,224,658                 346,365             X
Providence Service Corporation                      743815102                    4,359,387                 160,095             X
Rubio's Fresh Mexican Grill                         78116b102                    1,485,035                 174,710             X
Rudolph Technology Corporation                      781270103                      913,544                  63,003             X
Rush Enterprises                                    781846209                    4,649,794                 255,905             X
Stratasys, Inc                                      862685104                    3,429,674                 116,418             X
Superior Energy                                     868157108                    3,654,759                 107,810             X
TeleTech Holdings, Inc.                             879939106                    3,386,866                 267,525             X
Tessera Technologies, Inc.                          88164L100                    1,628,137                  59,205             X
TradeStation Group, Inc.                            89267P105                    1,320,759                 104,243             X
Transaction Systems Architects, Inc                 893416107                    4,444,154                 106,600             X
US Home Systems                                     90335C100                    1,504,734                 156,580             X
Ultralife Batteries, Inc.                           903899102                    2,898,395                 286,120             X
Vitran Corporation, Inc.                            92850E107                    3,679,943                 156,660             X
W-H Energy Services, Inc.                           92925E108                    3,655,287                  71,912             X
Walter Industries, Inc.                             93317Q105                    3,719,290                  64,515             X
ev3, Inc                                            26928A200                    2,550,578                 172,220             X
                                              60                               162,877,568